Note O - Income Taxes (Detail) - Significant Components of the Company's Deferred Tax Asssets and Liabilities (USD $)	9 Months Ended
Sep. 30, 2012
Change in deferred taxes	$ (715,000)
Change in valuation allowance	$ 715,000